Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity
Equity
9.	Equity:

Common stock transactions

(a)	IPO:

On June 30, 2022, the Company completed an IPO of 14,388,000 shares of common stock which were issued at a price of $11.75 per share for gross proceeds of $169.1 million. Directly attributable issuance costs of $11.1 million incurred in conjunction with the IPO were recorded as a reduction in paid in capital.

(b)	Debt conversions:

On June 30, 2022, $50.9 million of Series 1 Convertible Notes including accrued interest were automatically converted into 5,419,923 shares of common stock of the Company at a conversion price of $9.39 per share.

On June 30, 2022, $86.8 million of Series 2 Convertible Notes including accrued interest were automatically converted to 8,209,035 shares of common stock of the Company at a conversion price of $10.58 per share.

The stock issuance resulting from the Series 1 and Series 2 debt conversions was recorded at fair value based on the IPO price of $11.75 per share.

(c)	Stock issuance to CAR:

On June 30, 2022, the Company issued 945,626 shares of common stock to CAR (Note 7). The stock issuance was recorded at fair value based on the IPO price of $11.75 per share.

17.	Equity:
(a)	Common stock

On April 30, 2021, Ivanhoe Electric completed a restructuring that resulted in HPX distributing 59,909,344 shares of common stock of Ivanhoe Electric to the shareholders of HPX (Note 1).

In August and September and November, 2021, Ivanhoe Electric completed a financing that included the issuance of 4,015,990 shares of common stock of Ivanhoe Electric (Note 16(a)). The shares were issued at a price of $2.49 per share, resulting in gross proceeds of $10.0 million. Directly attributable transaction costs of $322,000 were netted against the gross proceeds of the equity issuance.

At December 31, 2021, the Company is authorized to issue 750,000,000 shares of common stock, at $0.0001 par value.

(b)	Share-based payments

Ivanhoe Electric, Kaizen, Cordoba, VRB and CGI have equity incentive plans and the share based payment compensation charged to operations was incurred by the Company as follows:

	Year ended December 31,
	2021	2020	2019
Ivanhoe Electric (Note a)	$2,144	$—	$—
Kaizen	211	49	18
Cordoba	784	270	281
VRB	61	56	83
CGI	467	770	—
	$3,667	$1,145	$382

Option exercises at the subsidiary level, should they occur, will impact the Company’s non-controlling interest in the applicable subsidiary, not the Company’s share capital.

Share based payment compensation was allocated to operations as follows:

	Year ended December 31,
	2021	2020	2019
Cost of sales	$333	$549	$—
Exploration expenses	1,558	58	77
General and administrative expenses	1,776	538	305
	$3,667	$1,145	$382
(i)	Ivanhoe Electric adopted an equity incentive plan on June 30, 2021. The equity incentive plan permits the issue of stock options to employees and directors for a maximum of 10% of the common shares of Ivanhoe Electric outstanding. Option awards must be granted with an exercise price not less than the fair market value of Ivanhoe Electric’s shares on the date of grant. Stock option grants generally have a five-year term and comprise four equal tranches vesting sequentially over three years.

On June 30, 2021, Ivanhoe Electric granted 4.48 million stock options to certain directors, officers and employees of the Company at exercise price of $2.49 per share. At December 31, 2021 there is $2.7 million of remaining expense to be recognized in 2022 through 2024.

The weighted-average grant date fair value of an option granted during the year ended December 31, 2021 was $1.09. The fair value of each stock option is estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions noted in the following table.

Grant date:
June 30, 2021
Fair value of common stock	$2.49
Expected volatility	73.7%
Expected life of options (in years)	2.6
Expected dividend rate	0%
Risk-free interest rate	0.23%

The grant date fair value of the shares of common stock was determined by the Company’s board of directors using input from a valuation performed by an independent third-party valuation specialist.

Expected volatility was calculated based on the historical volatility of a group of peer companies’ common stock and a group of relevant stock market indices over the expected option life.

Management exercised judgment in determining the expected life of the options and considered factors such as the vesting schedule of the options and expected business developments of the Company over the life of the options.

A summary of option activity under the stock option plan as of December 31, 2021 and charges during the year then ended is presented below.

Weighted-
		Weighted-	Average
		Average	Remaining
	Number	Exercise	Contractual
	of options	Price	Term (years)
Outstanding at January 1, 2020	—	—	—
Granted	4,483,322	2.49	—
Exercised	—	—	—
Forfeited/expired	—	—	—
Outstanding at December 31, 2021	4,483,322	$2.49	4.5
Exercisable at December 31, 2021	1,120,822	$2.49	4.5